Annual Total Returns [BarChart] - PIMCO Inflation Protected Bond Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	11.48%
Annual Return 2012	9.33%
Annual Return 2013	(8.98%)
Annual Return 2014	3.18%
Annual Return 2015	(2.91%)
Annual Return 2016	5.17%
Annual Return 2017	3.81%
Annual Return 2018	(2.13%)
Annual Return 2019	8.49%
Annual Return 2020	11.85%